RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of transactions between related parties [abstract]
Consulting and directors fees	$ 407,525	$ 379,890	$ 180,000
Share-based compensation	0	576,000	0
Interest expense	18,537	9,147	13,906
key management personnel compensation	$ 426,062	$ 965,037	$ 193,906